Segment Information (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Segment Information for the Operating Segments
The segment information for the operating segments for the years ended December 31, 2019, 2018 and 2017 are as follows:

	Year Ended December 31, 2019
	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	676,320	902,679	2,165,391	391,023	3,700	4,139,113
Less: intersegment sales	(552,672)	(712,178)	(315,157)	(40,652)	(1,644)	(1,622,303)

Revenue from external customers	123,648	190,501	1,850,234	350,371	2,056	2,516,810

Depreciation, depletion and amortization	(158,874)	(24,995)	(17,131)	(22,375)	(1,887)	(225,262)
Including: Impairment losses of property, plant and equipment	(11,562)	(1,444)	(1)	(412)	—	(13,419)
Profit / (loss) from operations	96,097	13,764	(565)	26,108	(13,642)	121,762
Finance costs:
Exchange gain						10,017
Exchange loss						(10,016)
Interest income						3,631
Interest expense						(30,409)

Total net finance costs						(26,777)

Share of profit of associates and joint ventures	3,513	58	1,402	501	2,755	8,229

Profit before income tax expense						103,214
Income tax expense						(36,199)

Profit for the year						67,015

Segment assets	1,520,697	365,013	524,321	536,298	1,409,368	4,355,697
Other assets						29,908
Investments in associates and joint ventures	45,721	1,022	19,159	9,713	26,458	102,073
Elimination of intersegment balances (a)						(1,754,768)

Total assets						2,732,910

Capital expenditures	230,117	21,279	17,618	27,004	758	296,776
Segment liabilities	720,028	132,018	324,822	277,370	594,000	2,048,238
Other liabilities						88,793
Elimination of intersegment balances (a)						(848,426)

Total liabilities						1,288,605

	Year Ended December 31, 2018
	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	658,712	911,224	2,003,105	362,626	2,376	3,938,043
Less: intersegment sales	(539,295)	(706,559)	(280,750)	(35,899)	(606)	(1,563,109)

Revenue from external customers	119,417	204,665	1,722,355	326,727	1,770	2,374,934

Depreciation, depletion and amortization	(169,622)	(25,318)	(13,511)	(21,985)	(1,840)	(232,276)
Including: Impairment losses of property, plant and equipment	(26,002)	(3,393)	—	(530)	—	(29,925)
Profit / (loss) from operations	73,519	44,701	(6,450)	25,515	(14,343)	122,942
Finance costs:
Exchange gain						12,701
Exchange loss						(11,581)
Interest income						3,779
Interest expense						(22,718)

Total net finance costs						(17,819)

Share of profit of associates and joint ventures	4,224	63	4,214	496	2,650	11,647

Profit before income tax expense						116,770
Income tax expense						(42,790)

Profit for the year						73,980

Segment assets	1,227,613	324,639	429,854	519,553	1,371,525	3,873,184
Other assets						24,759
Investments in associates and joint ventures	39,235	1,010	17,437	7,022	24,658	89,362
Elimination of intersegment balances (a)						(1,546,428)

Total assets						2,440,877

Capital expenditures	196,109	15,419	17,010	26,502	1,066	256,106
Segment liabilities	466,097	59,139	239,187	158,153	566,129	1,488,705
Other liabilities						100,303
Elimination of intersegment balances (a)						(557,022)

Total liabilities						1,031,986

	Year Ended December 31, 2017
	Exploration and Production	Refining and Chemicals	Marketing	Natural Gas and Pipeline	Head Office and Other	Total
	RMB	RMB	RMB	RMB	RMB	RMB
Revenue	505,430	735,486	1,660,456	295,786	2,057	3,199,215
Less: intersegment sales	(409,303)	(546,560)	(179,846)	(30,550)	(658)	(1,166,917)
Revenue from external customers	96,127	188,926	1,480,610	265,236	1,399	2,032,298

Depreciation, depletion and amortization	(169,484)	(32,751)	(12,734)	(21,146)	(1,692)	(237,807)
Including: Impairment losses of property, plant and equipment	(6,565)	(10,223)	(7)	(1,150)	(2)	(17,947)
Profit / (loss) from operations	15,475	43,075	8,279	15,688	(11,681)	70,836
Finance costs:
Exchange gain						8,252
Exchange loss						(9,436)
Interest income						2,912
Interest expense						(22,841)

Total net finance costs						(21,113)

Share of profit / (loss) of associates and joint ventures	1,716	(89)	1,501	279	2,561	5,968

Profit before income tax expense						55,691
Income tax expense						(16,296)

Profit for the year						39,395

Segment assets	1,211,912	327,186	397,813	519,249	1,357,803	3,813,963
Other assets						26,724
Investments in associates and joint ventures	39,517	1,375	11,938	5,534	22,795	81,159
Elimination of intersegment balances (a)						(1,508,347)

Total assets						2,413,499

Capital expenditures	161,997	17,859	10,982	24,529	1,014	216,381
Segment liabilities	525,085	91,632	199,340	120,244	589,460	1,525,761
Other liabilities						70,666
Elimination of intersegment balances (a)						(560,916)

Total liabilities						1,035,511

Geographical Information
Geographical information

	Revenue			Non-current assets (b)
	2019	2018	2017	December 31, 2019	December 31, 2018 (c)
	RMB	RMB	RMB	RMB	RMB
Mainland China	1,476,693	1,538,315	1,302,695	2,027,428	1,782,624
Other	1,040,117	836,619	729,603	213,268	192,675

	2,516,810	2,374,934	2,032,298	2,240,696	1,975,299